Equity - Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (20,686)	€ (20,723)	€ (21,892)
Brazilian real
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(13,612)	(14,031)	(15,292)
Pound sterling
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(97)	(322)	309
Venezuelan bolivar
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(3,686)	(3,734)	(3,755)
Argentine peso
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(2,011)	(1,364)	(1,702)
Other currencies
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (1,280)	€ (1,272)	€ (1,452)